Employees and remuneration of key management personnel - Group's total employment costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees and remuneration of key management personnel
Wages and salaries	£ 1,692	£ 1,772	£ 1,751
Social security costs	175	173	176
Defined benefit schemes	25	29	26
Share-based incentive plans	95	117	88
Severance costs from integration and restructuring activities	48	79	108
Total employment costs	2,035	2,170	2,149
Defined contribution pension schemes	£ 62	£ 60	£ 70